LEASE (Tables)	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASES

The supplemental balance sheet information related to leases for the period is as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Operating Lease:
Right of use asset	$15,638,091	$15,207,546
Lease liabilities - current	54,879	-
Lease liabilities - non current	23,237,507	21,946,223
Total operating lease liabilities	$23,292,386	$21,946,223

SCHEDULE OF COMPONENTS OF OPERATING LEASE EXPENSE

The components of lease expense for the six months ended June 30, 2025 and 2024 were as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Lease expense:
Operating lease expense	$805,296	$771,787
Short-term lease expense	82,729	26,100
Total lease expense	$888,025	$797,887

SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO FINANCE LEASES

The supplemental balance sheet information related to leases for the period is as follows:

	As of June 30, 2025	As of December 31, 2024
	(Unaudited)	(Audited)
Finance lease:
Right of use asset	$72,250	$85,801
Lease liabilities - non current	137,852	131,635
Total finance lease liabilities	$137,852	$131,635

SCHEDULE OF COMPONENTS OF FINANCE LEASE EXPENSE

The components of finance lease expense for the six months ended June 30, 2025 and 2024 were as follows:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Finance lease expense:
Amortization of right-of-use assets	$14,991	$15,048
Interest on lease liabilities	3,678	3,718
Total finance lease expense	$18,669	$18,766

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2025:

	Operating leases	Finance leases
	(Unaudited)	(Unaudited)
2025 (remaining of year)	$54,879	$-
2026	4,808,044	144,356
2027	5,156,275	-
2028	1,709,612	-
2029	1,682,172	-
Thereafter	20,186,064	-
Total future lease payments	33,597,046	144,356
Less: imputed interest	(10,304,660)	(6,504)
Present value of lease liabilities	$23,292,386	$137,852

SCHEDULE OF LEASE TERM AND DISCOUNT RATE

Lease term and discount rate:

	For the six months ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Weighted-average remaining lease term (years)
Operating leases	14.46	17.5
Finance lease	2.1	3.1

Weighted-average discount rate
Operating leases	5.74%	5.83%
Finance lease	5.48%	5.48%